SCHEDULE OF BALANCE WITH RELATED PARTIES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	$ (111,000)	$ (623,000)
Other accounts payable		(31,000)	$ (152,000)
Trade payables		(10,127)
Trade payables		10,127
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Total		(219,000)	(99,000)
Salary and related	(257,000)	(219,000)
Directors [member]
IfrsStatementLineItems [Line Items]
Total			(82,000)
Shareholders [member]
IfrsStatementLineItems [Line Items]
Borrowings from related parties			(710,000)
Other accounts payable		(3,000)	(56,000)
Trade payables		(58,000)
Trade payables		58,000
Derivatives		(476,000)
Trade payables	16,000	(58,000)
Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Other receivables	15,000	15,000	59,000
Investment in subsidiary	$ 115,000	115,000	221,000
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Total		$ (626,000)	$ (667,000)